UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew H. Rabinowitz
Title:  Chief Financial Officer
Phone:  (212) 381-4461


Signature, Place and Date of Signing:

/s/ Andrew H. Rabinowitz       New York, New York            February 11, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $507,198,255


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.         Form 13F File Number   Name

1           28-                    Marathon Global Convertible Master Fund, Ltd.

FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2          COLUMN 3     COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7   COLUMN 8

TITLE OF                                                      MARKET                    SH/PRN/   INVESTMENT  OTHER       VOTING
SECURITY                       CLASS              CUSIP       VALUE         QUANTITY    PUT/CALL  DISCRETION  MANAGERS  AUTHORITY
--------                       -----              -----       -----         --------    --------  ----------  --------  ---------
Acxiom Corp                    Com                005125109    $1,262,313       67,757  SH        Sole        1             67,757
Advanced Micro Devices Inc     DBCV 4.750% 2/0    007903AE7    $9,862,628    9,693,000  PRN       Sole        1          9,693,000
Advanced Micro Devices Inc     Note 4.500% 12/0   007903AF4   $34,274,376   15,500,000  PRN       Sole        1         15,500,000
Alaska Air Group Inc           Com                011659109    $3,506,765      128,500  SH        Sole        1            128,500
American  West Hldg Corp       CL B               023657208    $1,072,600       86,500  SH        Sole        1             86,500
Ask Jeeves Inc                 Com                045174109    $3,897,612      215,100  SH        Sole        1            215,100
Brocade Communications Sys I   Note 2.000% 1/0    111621AB4      $908,063    1,002,000  PRN       Sole        1          1,002,000
Cendant Corp                   Com                151313103    $4,295,883      192,900  SH        Sole        1            192,900
Cephalon Inc                   Note 2.500% 12/1   156708AE9    $1,895,000    2,000,000  PRN       Sole        1          2,000,000
CKE Restaurants Inc            Com                12561E105    $1,290,780      202,000  SH        Sole        1            202,000
Computer Assoc Intl Inc        Note 5.000% 3/1    204912AR0    $5,180,000    4,000,000  PRN       Sole        1          4,000,000
Corning Inc                    Com                219350105    $9,966,908      955,600  SH        Sole        1            955,600
Cymer Inc                      Com                232572107    $3,187,110       69,000  SH        Sole        1             69,000
Devon Energy Corp New          DBCV 6/2           25179MAD5   $11,350,781   20,875,000  PRN       Sole        1         20,875,000
Duane Read Inc                 Note 2.147% 4/1    263578AC0    $7,429,710   13,092,000  PRN       Sole        1         13,092,000
Dynergy Inc New                CL A               26816Q101   $11,574,832    2,704,400  SH        Sole        1          2,704,400
E Trade Group Inc              Note 6.750% 5/1    269246AD6    $7,350,000    6,000,000  PRN       Sole        1          6,000,000
Echostar Communications New    Note 5.750% 5/1    278762AG4    $8,999,375    8,500,000  PRN       Sole        1          8,500,000
Elan PLC                       ADR                284131208    $1,787,955      259,500  SH        Sole        1            259,500
Electronic Data Sys New        Com                285661104    $2,873,634      117,100  SH        Sole        1            117,100
Extreme Networks Inc           Note 3.500% 12/0   30226DAB2    $1,426,875    1,500,000  PRN       Sole        1          1,500,000
Fair Isaac Corp                Com                303250104    $2,064,720       42,000  SH        Sole        1             42,000
Fairchild Semiconductor Corp   Note 5.000% 11/0   303727AJ0    $1,110,000    1,000,000  PRN       Sole        1          1,000,000
General Mtrs Corp              Deb Sr Conv B      370442733   $96,552,000    3,600,000  PRN       Sole        1          3,600,000
Grace W R & Co Del New         Com                38388F108    $2,374,656      927,600  SH        Sole        1            927,600
Hilton Hotels Corp             Note 3.375% 4/1    432848AZ2   $10,787,500   10,000,000  PRN       Sole        1         10,000,000
IDEC Pharmaceuticals Corp      Note 4/2           449370AE5    $7,230,000   12,000,000  PRN       Sole        1         12,000,000
Infineon Technologies AG       Sponsored ADR      45662N103      $138,797       10,000  SH        Sole        1             10,000
Intl Paper Co                  DBCV 6/2           460146BM4   $13,750,000   25,000,000  PRN       Sole        1         25,000,000
I Shares Inc.                  MSCI Japan         464286848    $7,230,000      750,000  SH        Sole        1            750,000
JDS Uniphase Corp              Com                46612J101    $5,398,120    1,483,000  SH        Sole        1          1,483,000
Juniper Networks Inc           Com                48203R104    $3,360,532      179,900  SH        Sole        1            179,900
King Pharmaceuticals Inc       DBCV 2.750% 11/1   495582AG3   $29,378,636   31,421,000  PRN       Sole        1         31,421,000
Kulicke & Soffa Inds Inc       Com                501242101    $2,175,405      134,700  SH        Sole        1            134,700
Lamar Advertising Co           Note 2.875% 12/3   512815AG6    $7,706,250    7,500,000  PRN       Sole        1          7,500,000
Level 3 Communications Inc     Com                52729N100   $15,944,610    2,797,300  SH        Sole        1          2,797,300
Lockheed Martin Corp           Com                539830109    $5,068,040       98,600  SH        Sole        1             98,600
Lodgian Inc.                   Com New            54021P205    $1,082,624      206,214  SH        Sole        1            206,214
LSI Logic Corp                 Com                502161102    $6,149,571      693,300  SH        Sole        1            693,300
Lucent Technologies Inc        DBCV 2.750% 6/1    549463AG2   $37,661,248   33,000,000  PRN       Sole        1         33,000,000
Micron Technology Inc          Com                595112103    $8,946,774      664,200  SH        Sole        1            664,200
Micron Technology Inc          Note 2.500% 2/0    595112AG8   $23,872,500   18,000,000  PRN       Sole        1         18,000,000
Nasdaq 100 TR                  Unit Ser 1         631100104      $345,420        9,500  SH        Sole        1              9,500
News Amer Inc                  Note 2/2           652482AZ3   $18,018,124   31,750,000  PRN       Sole        1         31,750,000
Nextel Communications Inc      CL A               65332V103    $5,763,524      205,400  SH        Sole        1            205,400
NTL Inc Del                    Com                62940M104   $12,901,727      184,971  SH        Sole        1            184,971
Placer Dome Inc                Com                725906101    $2,994,552      167,200  SH        Sole        1            167,200
Priceline Com Inc              Com New            741503403    $1,585,940       88,600  SH        Sole        1             88,600
Sepracor Inc                   Com                817315104    $4,284,475      179,042  SH        Sole        1            179,042
Tyco Intl Group SA             DBCV 3.125% 1/1    902118BE7   $27,350,000   20,000,000  PRN       Sole        1         20,000,000
Veeco Instrs Inc Del           Note 4.125% 12/2   922417AB6    $3,090,000    3,000,000  PRN       Sole        1          3,000,000
Vishay Intertechnology Inc     Com                928298108    $8,292,090      362,100  SH        Sole        1            362,100
Vishay Intertechnology Inc     Note 6/0           928298AD0      $830,865    1,351,000  PRN       Sole        1          1,351,000
Wyndham Intl Inc               CL A               983101106      $366,356      546,800  SH        Sole        1            546,800



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